Income Taxes (Details) - Effective Income Tax Rate Reconciliation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation [Line Items]
Computed “expected” tax provision (benefit)					$ (2,276)	$ (1,278)
Increase in the valuation allowance for deferred tax assets					2,287	1,009
Shortfall on stock options, warrants, and RSUs					215	330
State taxes					12	19
Permanent items					45	12
Tax benefit recognized related to stock acquisition					(145)	0
Other					(68)	(67)
Total income tax provision	$ 4	$ 4	$ 10	$ 1	$ 70	$ 25